Details of the fair value of plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [Abstract]
Equity instruments	₩ 79,204	₩ 86,054
Debt instruments	517,040	383,654
Bank deposit	293,477	305,670
Others	585,920	413,529
Plan assets	₩ 1,475,641	₩ 1,188,907